Provisions and other liabilities - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Expenditures		$ 1,747	$ 1,969
Upward adjustments / increase in provision			171
Downward adjustments / provision eliminated		3,261	210
Effect of movements in exchange rates		(80)	336
Warranty provision
Disclosure of other provisions [line items]
New additions to provision		3,855	4,414
Expenditures		1,458	1,409
Upward adjustments / increase in provision			852
Downward adjustments / provision eliminated		967	208
Effect of movements in exchange rates		2	4
Decommissioning liabilities
Disclosure of other provisions [line items]
New additions to provision		40	36
Expenditures		0	0
Downward adjustments / provision eliminated		2,292	0
Effect of movements in exchange rates		$ (78)	$ 328
Estimated future cash flows discounted percentage		1.68%	2.18%
Undiscounted amount of the estimated cash flows		$ 1,914	$ 1,825
Other - Deferred lease inducement
Disclosure of other provisions [line items]
Downward adjustments / provision eliminated		$ 2,292
Lease term, extension	10 years